6. INVESTMENT IN ASSOCIATED COMPANIES (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Investment In Associated Companies Details 1
Sales	$ 21,994
Expenses, net	(240,661)
Net loss	$ (218,667)